Other financial assets and liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of offsetting of financial liabilities [abstract]
Other financial assets and liabilities	23 Other financial assets and liabilities
Recognition and measurement
Derivatives are measured at fair value through profit or loss unless they are designated as hedging instruments. For details about our hedging strategy and risks, refer to note 24. The Group has made an irrevocable choice to measure investments in equity shares at fair value through other comprehensive income (FVOCI) except for those held for trading purposes.
Other financial assets

	2023			2022
	Non-current US$m	Current US$m	Total US$m	Non-current US$m	Current US$m	Total US$m
Derivatives not related to net debt	14	40	54	39	28	67
Derivatives related to net debt	87	—	87	2	—	2
Equity shares and quoted funds	163	18	181	154	68	222
Other investments, including loans(a)	217	1,060	1,277	211	2,064	2,275
Total other financial assets	481	1,118	1,599	406	2,160	2,566
(a)Current “Other investments, including loans” includes US$877 million (2022: US$1,998 million) of highly liquid financial assets held in a separately managed portfolio of fixed income instruments classified as held for trading and included within our net debt definition.
Credit risk related to other financial assets
Our Treasury team manages credit risk in relation to applicable other financial assets in accordance with our counterparty credit framework (which is reviewed bi-annually) to minimise our counterparty risk and mitigate financial loss through counterparty failure. Derivatives and investments with any given counterparty are required to be within the credit limit (based on a quantitative credit risk model) for that counterparty as approved by the
Group’s Financial Risk Management Committee. Our investments are dictated by the Group’s investment policy which sets out a number of criteria for eligible investments, including credit quality, duration, maturity and concentration limits.
Other financial liabilities

	2023			2022
	Non-current US$m	Current US$m	Total US$m	Non-current US$m	Current US$m	Total US$m
Derivatives not related to net debt	198	68	266	220	61	281
Derivatives related to net debt	315	201	516	684	8	692
Other financial liabilities	—	4	4	—	—	—
Total other financial liabilities	513	273	786	904	69	973
Offsetting and enforceable master netting agreements
When we have a legally enforceable right to offset our financial assets and liabilities and an intention to settle on a net basis, or realise the asset and settle the liability simultaneously, we report the net amount in the consolidated balance sheet. Agreements with derivative counterparties are based on the International Swaps and Derivatives Association master netting agreements that do not meet the criteria for offsetting, but allow for the related amounts to be set-off in certain circumstances. During the year, there were no material amounts offset in the balance sheet.